Short-Term Investments - Schedule of Fair Value of the Investments Classified as a Level 3 Measurement (Details) - Level 3 [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Fair Value of the Investments Classified as a Level 3 Measurement [Line Items]
Fair value of Level 3 investments at beginning of the year		¥ 58,223
Investment made	42,952
Transfer from Level 2 investments		57,867
Redemption		(116,270)
Gain	823	1,274
Exchange adjustment		(1,094)
Fair value of Level 3 investments at end of the year	¥ 43,775